Quarterly Holdings Report
for
Fidelity® Enhanced High Yield ETF
November 30, 2024
HIE-NPRT1-0125
1.9887637.106
Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (b) (Cost $106,229)	11,182	119,312

Non-Convertible Corporate Bonds - 98.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (c)	450,000	463,372
Materials - 1.1%
Chemicals - 0.2%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)	605,000	561,367
Metals & Mining - 0.9%
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (c)	1,458,000	1,448,934
Infrabuild Australia Pty Ltd 14.5% 11/15/2028 (c)	200,000	201,254
Mineral Resources Ltd 8.5% 5/1/2030 (c)	1,404,000	1,434,737
Perenti Finance Pty Ltd 6.5% 10/7/2025 (c)	260,096	259,781
		3,344,706
TOTAL MATERIALS		3,906,073

TOTAL AUSTRALIA		4,369,445
BAILIWICK OF JERSEY - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)	2,641,000	2,594,697
CANADA - 5.6%
Consumer Discretionary - 1.2%
Distributors - 0.5%
Ritchie Bros Holdings Inc 7.75% 3/15/2031 (c)(d)	1,811,000	1,915,400
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)	2,000,000	2,033,048
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	145,000	149,533
		2,182,581
Household Durables - 0.1%
Empire Communities Corp 9.75% 5/1/2029 (c)	334,000	355,929
TOTAL CONSUMER DISCRETIONARY		4,453,910

Energy - 1.1%
Energy Equipment & Services - 0.6%
Enerflex Ltd 9% 10/15/2027 (c)	1,905,000	1,988,443
Oil, Gas & Consumable Fuels - 0.5%
Baytex Energy Corp 8.5% 4/30/2030 (c)	788,000	816,963
Parkland Corp 6.625% 8/15/2032 (c)	1,000,000	1,006,176
		1,823,139
TOTAL ENERGY		3,811,582

Financials - 0.7%
Consumer Finance - 0.7%
goeasy Ltd 7.625% 7/1/2029 (c)	1,000,000	1,037,622
goeasy Ltd 9.25% 12/1/2028 (c)	1,275,000	1,364,633
		2,402,255
Industrials - 1.1%
Aerospace & Defense - 0.2%
Bombardier Inc 7.25% 7/1/2031 (c)	430,000	444,149
Bombardier Inc 7.5% 2/1/2029 (c)	347,000	362,224
		806,373
Commercial Services & Supplies - 0.3%
Northriver Midstream Finance LP 6.75% 7/15/2032 (c)	1,000,000	1,024,652
Machinery - 0.4%
ATS Corp 4.125% 12/15/2028 (c)	458,000	427,310
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9% 2/15/2029 (c)	778,000	809,347
		1,236,657
Passenger Airlines - 0.2%
Air Canada 3.875% 8/15/2026 (c)	750,000	731,692
TOTAL INDUSTRIALS		3,799,374

Information Technology - 0.2%
Software - 0.2%
Dye & Durham Ltd 8.625% 4/15/2029 (c)	725,000	764,409
Materials - 1.3%
Chemicals - 0.3%
NOVA Chemicals Corp 8.5% 11/15/2028 (c)	380,000	405,021
NOVA Chemicals Corp 9% 2/15/2030 (c)	780,000	843,928
		1,248,949
Metals & Mining - 1.0%
Algoma Steel Inc 9.125% 4/15/2029 (c)	950,000	981,766
Hudbay Minerals Inc 4.5% 4/1/2026 (c)	282,000	277,915
Taseko Mines Ltd 8.25% 5/1/2030 (c)	2,130,000	2,202,370
		3,462,051
TOTAL MATERIALS		4,711,000

TOTAL CANADA		19,942,530
FRANCE - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Iliad Holding SASU 8.5% 4/15/2031 (c)	1,046,000	1,113,671
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)	295,000	308,311
TOTAL FRANCE		1,421,982
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 12.875% 10/1/2028 (c)	200,000	214,426
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)	1,765,000	1,811,720
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 7.375% 4/2/2032 (c)	500,000	509,375
HONG KONG - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Melco Resorts Finance Ltd 7.625% 4/17/2032 (c)	1,000,000	1,009,493
IRELAND - 0.8%
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	1,000,000	989,688
GGAM Finance Ltd 6.875% 4/15/2029 (c)	380,000	387,811
GGAM Finance Ltd 8% 2/15/2027 (c)	775,000	802,814
		2,180,313
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC 7.375% 9/15/2032 (c)	738,000	739,506
TOTAL IRELAND		2,919,819
ITALY - 0.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Optics Bidco SpA 7.2% 7/18/2036 (c)	1,154,000	1,181,405
Telecom Italia Capital SA 7.2% 7/18/2036	387,000	397,251
		1,578,656
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (c)(e)	150,000	147,139
UniCredit SpA 7.296% 4/2/2034 (c)(e)	149,693	157,565
		304,704
TOTAL ITALY		1,883,360
JAPAN - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Rakuten Group Inc 11.25% 2/15/2027 (c)	1,900,000	2,071,450
LUXEMBOURG - 0.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)	700,000	650,559
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)	300,000	309,894
Materials - 0.2%
Chemicals - 0.2%
INEOS Finance PLC 7.5% 4/15/2029 (c)	536,000	554,548
TOTAL LUXEMBOURG		1,515,001
MEXICO - 1.1%
Energy - 1.1%
Energy Equipment & Services - 1.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (c)	2,511,707	2,490,358
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (c)	1,365,340	1,359,755

TOTAL MEXICO		3,850,113
NETHERLANDS - 0.3%
Communication Services - 0.3%
Media - 0.3%
Ziggo BV 4.875% 1/15/2030 (c)	1,261,000	1,164,705
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	120,000	122,865
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)	165,000	163,684
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)	620,000	508,922
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Stena International SA 7.625% 2/15/2031 (c)	522,000	544,712
SWITZERLAND - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)	500,000	500,444
TURKEY - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Eldorado Gold Corp 6.25% 9/1/2029 (c)	1,417,000	1,396,326
UNITED KINGDOM - 2.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)	440,000	406,064
Media - 0.6%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (c)	1,550,000	1,471,316
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/2028 (c)	450,000	430,608
		1,901,924
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (c)	1,022,000	1,037,150
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	100,000	103,407
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)	460,000	485,333
		588,740
Specialty Retail - 0.0%
Jaguar Land Rover Automotive PLC 7.75% 10/15/2025 (c)	175,000	175,102
TOTAL CONSUMER DISCRETIONARY		763,842

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
eG Global Finance PLC 12% 11/30/2028 (c)	300,000	336,297
EnQuest PLC 11.625% 11/1/2027 (c)	500,000	503,368
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (c)	1,255,000	1,261,542
		2,101,207
Financials - 0.2%
Insurance - 0.2%
Ardonagh Finco Ltd 7.75% 2/15/2031 (c)	324,000	330,793
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 7.25% 2/15/2031 (c)	550,000	556,245
		887,038
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)	500,000	531,659
TOTAL UNITED KINGDOM		7,628,884
UNITED STATES - 82.6%
Communication Services - 9.6%
Diversified Telecommunication Services - 2.0%
Cogent Communications Group LLC 7% 6/15/2027 (c)(d)	2,574,000	2,612,208
Consolidated Communications Inc 5% 10/1/2028 (c)	528,000	495,818
Consolidated Communications Inc 6.5% 10/1/2028 (c)	1,175,000	1,143,547
Frontier Communications Holdings LLC 5% 5/1/2028 (c)(d)	1,452,000	1,437,299
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)	583,000	621,172
Level 3 Financing Inc 10.5% 5/15/2030 (c)	281,000	308,397
Level 3 Financing Inc 11% 11/15/2029 (c)	261,628	297,282
Zayo Group Holdings Inc 4% 3/1/2027 (c)(d)	400,000	377,182
		7,292,905
Entertainment - 0.7%
Cinemark USA Inc 5.25% 7/15/2028 (c)	115,000	112,424
Cinemark USA Inc 7% 8/1/2032 (c)(d)	500,000	517,785
Live Nation Entertainment Inc 4.75% 10/15/2027 (c)(d)	500,000	489,434
Live Nation Entertainment Inc 6.5% 5/15/2027 (c)	1,000,000	1,014,746
WMG Acquisition Corp 3% 2/15/2031 (c)(d)	550,000	486,084
		2,620,473
Media - 6.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)	1,885,000	1,805,816
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)(d)	2,136,000	1,780,982
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)	75,000	67,160
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)	1,040,000	902,047
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)(d)	995,000	895,363
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (c)(d)	1,168,000	1,173,620
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (c)(d)	1,100,000	1,141,537
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (c)	2,133,000	2,096,040
Directv Financing LLC 8.875% 2/1/2030 (c)	2,315,000	2,329,275
Gray Television Inc 5.375% 11/15/2031 (c)	600,000	357,266
Gray Television Inc 7% 5/15/2027 (c)	30,000	29,399
Lamar Media Corp 3.625% 1/15/2031	1,749,000	1,560,983
Lamar Media Corp 3.75% 2/15/2028	968,150	918,537
McGraw-Hill Education Inc 7.375% 9/1/2031 (c)(d)	500,000	517,870
Midcontinent Communications 8% 8/15/2032 (c)(d)	500,000	524,705
Nexstar Media Inc 4.75% 11/1/2028 (c)(d)	1,302,000	1,229,412
Nexstar Media Inc 5.625% 7/15/2027 (c)	660,000	650,422
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (c)	75,000	70,731
Sinclair Television Group Inc 4.125% 12/1/2030 (c)(d)	1,508,000	1,172,606
Sirius XM Radio Inc 3.125% 9/1/2026 (c)	229,000	220,241
TEGNA Inc 4.625% 3/15/2028	1,351,000	1,284,270
TEGNA Inc 5% 9/15/2029 (d)	391,000	369,540
Townsquare Media Inc 6.875% 2/1/2026 (c)	1,010,000	1,008,757
Univision Communications Inc 7.375% 6/30/2030 (c)(d)	1,576,000	1,519,334
Univision Communications Inc 8% 8/15/2028 (c)(d)	920,000	938,797
		24,564,710
TOTAL COMMUNICATION SERVICES		34,478,088

Consumer Discretionary - 11.1%
Automobile Components - 1.0%
EquipmentShare.com Inc 8% 3/15/2033 (c)	500,000	511,907
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (c)	556,000	560,523
Hertz Corp/The 12.625% 7/15/2029 (c)(d)	70,000	75,991
Patrick Industries Inc 4.75% 5/1/2029 (c)(d)	886,000	845,367
Phinia Inc 6.625% 10/15/2032 (c)	1,004,000	1,011,490
Tenneco Inc 8% 11/17/2028 (c)	550,000	522,976
		3,528,254
Automobiles - 0.1%
Thor Industries Inc 4% 10/15/2029 (c)(d)	707,000	649,064
Broadline Retail - 0.7%
Evergreen Acqco 1 LP / TVI Inc 9.75% 4/26/2028 (c)(d)	1,140,000	1,200,184
GrubHub Holdings Inc 5.5% 7/1/2027 (c)	701,000	643,657
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (c)(d)	500,000	527,906
		2,371,747
Distributors - 0.2%
Verde Purchaser LLC 10.5% 11/30/2030 (c)	700,000	750,448
Diversified Consumer Services - 0.3%
Service Corp International/US 5.75% 10/15/2032	345,000	343,721
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)	601,000	600,284
		944,005
Hotels, Restaurants & Leisure - 5.2%
Aramark Services Inc 5% 4/1/2025 (c)	298,000	297,328
Carnival Corp 4% 8/1/2028 (c)	1,408,000	1,340,389
Carnival Corp 7.625% 3/1/2026 (c)	102,000	102,662
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (c)	75,000	80,499
CEC Entertainment LLC 6.75% 5/1/2026 (c)	560,000	558,262
Churchill Downs Inc 5.5% 4/1/2027 (c)	392,000	390,368
Genting New York LLC / GENNY Capital Inc 7.25% 10/1/2029 (c)(d)	2,000,000	2,054,106
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (c)(d)	2,000,000	2,023,902
International Game Technology PLC 4.125% 4/15/2026 (c)	205,000	201,683
Light & Wonder International Inc 7% 5/15/2028 (c)	706,000	709,004
Light & Wonder International Inc 7.25% 11/15/2029 (c)	45,000	46,441
NCL Corp Ltd 5.875% 2/15/2027 (c)	500,000	500,521
NCL Corp Ltd 8.125% 1/15/2029 (c)	80,000	84,901
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (c)(d)	1,645,000	1,719,268
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)	1,202,000	1,205,252
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)	1,000,000	1,001,745
Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625% 5/1/2032 (c)(d)	1,000,000	1,024,833
Travel + Leisure Co 4.5% 12/1/2029 (c)(d)	2,665,000	2,517,331
Travel + Leisure Co 6.625% 7/31/2026 (c)	409,000	413,834
Viking Cruises Ltd 9.125% 7/15/2031 (c)	300,000	324,753
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (c)(d)	855,000	819,283
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)(d)	1,000,000	997,491
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)(d)	377,000	398,178
		18,812,034
Household Durables - 2.2%
K Hovnanian Enterprises Inc 11.75% 9/30/2029 (c)	2,615,000	2,895,040
Landsea Homes Corp 8.875% 4/1/2029 (c)(d)	981,000	1,005,859
LGI Homes Inc 4% 7/15/2029 (c)(d)	883,000	799,162
LGI Homes Inc 8.75% 12/15/2028 (c)	900,000	954,815
Tempur Sealy International Inc 3.875% 10/15/2031 (c)	2,453,000	2,173,862
		7,828,738
Specialty Retail - 1.4%
Bath & Body Works Inc 6.875% 11/1/2035	187,000	195,512
Champions Financing Inc 8.75% 2/15/2029 (c)	300,000	301,721
Foot Locker Inc 4% 10/1/2029 (c)(d)	482,000	419,017
Gap Inc/The 3.625% 10/1/2029 (c)	597,000	542,473
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)(d)	365,000	381,629
QVC Inc 6.875% 4/15/2029 (c)	500,000	424,103
Sonic Automotive Inc 4.625% 11/15/2029 (c)(d)	453,000	425,863
Staples Inc 10.75% 9/1/2029 (c)	724,000	713,814
Upbound Group Inc 6.375% 2/15/2029 (c)(d)	1,805,000	1,769,706
		5,173,838
TOTAL CONSUMER DISCRETIONARY		40,058,128

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)(d)	378,000	384,534
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	606,000	634,440
Performance Food Group Inc 4.25% 8/1/2029 (c)	1,001,000	941,190
US Foods Inc 4.75% 2/15/2029 (c)	45,000	43,418
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (d)	220,000	221,524
		2,225,106
Food Products - 1.3%
B&G Foods Inc 8% 9/15/2028 (c)	300,000	308,702
Post Holdings Inc 4.625% 4/15/2030 (c)	40,000	37,507
Post Holdings Inc 5.625% 1/15/2028 (c)	14,000	14,131
Post Holdings Inc 6.25% 2/15/2032 (c)	2,977,000	3,007,890
Post Holdings Inc 6.375% 3/1/2033 (c)	1,000,000	996,101
		4,364,331
Household Products - 0.1%
Energizer Holdings Inc 4.75% 6/15/2028 (c)	500,000	484,037
Tobacco - 0.5%
Turning Point Brands Inc 5.625% 2/15/2026 (c)	1,941,000	1,934,527
TOTAL CONSUMER STAPLES		9,008,001

Energy - 12.2%
Energy Equipment & Services - 1.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)(d)	1,000,000	1,013,670
Bristow Group Inc 6.875% 3/1/2028 (c)	841,000	840,442
Nabors Industries Inc 9.125% 1/31/2030 (c)	280,000	291,105
Noble Finance II LLC 8% 4/15/2030 (c)	500,000	512,036
Nustar Logistics LP 5.625% 4/28/2027	160,000	160,316
Transocean Aquila Ltd 8% 9/30/2028 (c)	1,033,862	1,061,215
Transocean Inc 8.75% 2/15/2030 (c)	595,000	619,837
Valaris Ltd 8.375% 4/30/2030 (c)	300,000	305,538
Weatherford International Ltd 8.625% 4/30/2030 (c)	1,472,000	1,533,132
		6,337,291
Oil, Gas & Consumable Fuels - 10.4%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)	500,000	518,568
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (c)	500,000	527,611
Antero Resources Corp 8.375% 7/15/2026 (c)	275,000	283,249
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)	1,000,000	1,029,257
Buckeye Partners LP 4.5% 3/1/2028 (c)	1,530,000	1,473,289
Buckeye Partners LP 6.875% 7/1/2029 (c)	500,000	510,037
California Resources Corp 8.25% 6/15/2029 (c)	1,795,000	1,842,116
Chord Energy Corp 6.375% 6/1/2026 (c)	558,000	559,839
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	715,000	718,568
CITGO Petroleum Corp 7% 6/15/2025 (c)	124,000	124,152
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	885,000	920,475
Civitas Resources Inc 8.375% 7/1/2028 (c)	450,000	469,697
CNX Midstream Partners LP 4.75% 4/15/2030 (c)	553,000	515,032
CNX Resources Corp 7.25% 3/1/2032 (c)	400,000	415,162
Comstock Resources Inc 6.75% 3/1/2029 (c)(d)	350,000	345,089
Comstock Resources Inc 6.75% 3/1/2029 (c)	1,428,000	1,400,429
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)	365,000	386,093
Crescent Energy Finance LLC 7.375% 1/15/2033 (c)	325,000	322,630
Crescent Energy Finance LLC 7.625% 4/1/2032 (c)(d)	210,000	211,811
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	620,000	623,272
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)	590,000	615,158
Encino Acquisition Partners Holdings LLC 8.75% 5/1/2031 (c)	500,000	528,010
EQM Midstream Partners LP 6.375% 4/1/2029 (c)	1,000,000	1,020,616
Genesis Energy LP / Genesis Energy Finance Corp 8.25% 1/15/2029	450,000	459,975
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/2030	1,552,000	1,617,443
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)	335,000	351,607
Harvest Midstream I LP 7.5% 5/15/2032 (c)	565,000	580,579
Harvest Midstream I LP 7.5% 9/1/2028 (c)	50,000	51,150
Hess Midstream Operations LP 6.5% 6/1/2029 (c)	1,550,000	1,585,166
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (c)	1,000,000	967,422
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)	500,000	530,853
Martin Midstream Partners LP / Martin Midstream Finance Corp 11.5% 2/15/2028 (c)	530,000	576,833
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)	500,000	491,489
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)	1,550,000	1,587,848
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (c)(d)	450,000	460,610
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)	1,301,000	1,329,976
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)(d)	2,107,000	2,216,409
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	473,000	485,493
Prairie Acquiror LP 9% 8/1/2029 (c)	500,000	517,471
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	500,000	522,028
SM Energy Co 6.75% 8/1/2029 (c)	1,305,000	1,314,411
Summit Midstream Holdings LLC 8.625% 10/31/2029 (c)	1,020,000	1,067,311
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (c)	429,000	441,645
Sunoco LP 7% 5/1/2029 (c)	135,000	139,707
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	500,000	473,238
Talos Production Inc 9% 2/1/2029 (c)(d)	630,000	659,131
Talos Production Inc 9.375% 2/1/2031 (c)	825,000	866,565
Venture Global LNG Inc 8.125% 6/1/2028 (c)	924,000	965,624
Venture Global LNG Inc 9.5% 2/1/2029 (c)	650,000	726,110
Venture Global LNG Inc 9.875% 2/1/2032 (c)	972,000	1,080,887
Vital Energy Inc 7.75% 7/31/2029 (c)	214,000	214,962
		37,642,103
TOTAL ENERGY		43,979,394

Financials - 9.8%
Capital Markets - 0.9%
AG TTMT Escrow Issuer LLC 8.625% 9/30/2027 (c)	640,000	664,484
Brightsphere Investment Group Inc 4.8% 7/27/2026	1,770,000	1,738,322
Focus Financial Partners LLC 6.75% 9/15/2031 (c)	641,000	646,994
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)	360,000	371,282
		3,421,082
Consumer Finance - 2.7%
Bread Financial Holdings Inc 9.75% 3/15/2029 (c)	700,000	751,658
Encore Capital Group Inc 8.5% 5/15/2030 (c)	1,330,000	1,407,925
Enova International Inc 9.125% 8/1/2029 (c)	850,000	892,208
FirstCash Inc 5.625% 1/1/2030 (c)	794,000	773,839
Navient Corp 11.5% 3/15/2031 (d)	600,000	682,761
Navient Corp 9.375% 7/25/2030	758,000	835,040
OneMain Finance Corp 3.875% 9/15/2028 (d)	1,857,000	1,732,330
OneMain Finance Corp 6.625% 1/15/2028 (d)	731,000	745,721
OneMain Finance Corp 7.875% 3/15/2030 (d)	450,000	475,286
OneMain Finance Corp 9% 1/15/2029	792,000	842,927
PRA Group Inc 8.875% 1/31/2030 (c)	515,000	541,317
		9,681,012
Financial Services - 4.3%
Freedom Mortgage Corp 12% 10/1/2028 (c)	734,000	797,832
Freedom Mortgage Corp 12.25% 10/1/2030 (c)	300,000	333,091
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (c)	930,000	963,731
GN Bondco LLC 9.5% 10/15/2031 (c)(d)	234,000	249,044
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,728,000	1,492,498
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	150,000	144,196
Jefferson Capital Holdin 9.5% 2/15/2029 (c)	500,000	533,876
Midcap Financial Issuer Trust 5.625% 1/15/2030 (c)	840,000	773,128
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (c)	1,750,000	1,700,606
NCR Atleos Corp 9.5% 4/1/2029 (c)	2,224,000	2,433,748
NFE Financing LLC 12% 11/15/2029 (c)	1,747,126	1,751,494
PennyMac Financial Services Inc 5.75% 9/15/2031 (c)(d)	900,000	871,700
PennyMac Financial Services Inc 7.875% 12/15/2029 (c)	1,115,000	1,178,506
Provident Funding Associates LP / PFG Finance Corp 9.75% 9/15/2029 (c)	500,000	520,360
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)	1,000,000	1,034,180
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (c)	500,000	503,923
		15,281,913
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	1,055,000	1,074,944
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)	500,000	500,014
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)	725,000	736,224
AmWINS Group Inc 6.375% 2/15/2029 (c)	500,000	504,814
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	854,000	874,780
		3,690,776
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (c)(d)	1,890,000	1,683,437
Blackstone Mortgage Trust Inc 7.75% 12/1/2029 (c)(f)	500,000	508,177
Rithm Capital Corp 8% 4/1/2029 (c)	500,000	501,167
Starwood Property Trust Inc 4.375% 1/15/2027 (c)(d)	502,000	489,042
		3,181,823
TOTAL FINANCIALS		35,256,606

Health Care - 6.8%
Health Care Equipment & Supplies - 1.1%
Bausch + Lomb Corp 8.375% 10/1/2028 (c)	853,000	891,569
Medline Borrower LP 5.25% 10/1/2029 (c)	542,000	529,154
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	1,630,000	1,660,265
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)	992,000	1,008,166
		4,089,154
Health Care Providers & Services - 3.4%
AMN Healthcare Inc 4% 4/15/2029 (c)(d)	866,000	785,007
CHS/Community Health Systems Inc 10.875% 1/15/2032 (c)	1,650,000	1,717,007
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	610,000	495,264
Concentra Escrow Issuer Corp 6.875% 7/15/2032 (c)	500,000	515,131
DaVita Inc 3.75% 2/15/2031 (c)	600,000	530,672
DaVita Inc 4.625% 6/1/2030 (c)	1,527,000	1,430,313
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	300,000	306,454
Heartland Dental LLC / Heartland Dental Finance Corp 10.5% 4/30/2028 (c)	2,950,000	3,138,810
LifePoint Health Inc 11% 10/15/2030 (c)(d)	800,000	881,407
LifePoint Health Inc 9.875% 8/15/2030 (c)	300,000	325,815
Owens & Minor Inc 6.625% 4/1/2030 (c)(d)	195,000	188,907
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)(d)	500,000	507,846
Star Parent Inc 9% 10/1/2030 (c)(d)	400,000	413,000
Tenet Healthcare Corp 5.125% 11/1/2027	99,500	98,585
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)	626,000	649,767
		11,983,985
Pharmaceuticals - 2.3%
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	1,825,000	1,510,310
Endo Finance Holdings Inc 8.5% 4/15/2031 (c)(d)	460,000	489,636
HLF Financing Sarl LLC / Herbalife International Inc 12.25% 4/15/2029 (c)	1,793,000	1,890,409
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (c)	576,000	416,108
Jazz Securities DAC 4.375% 1/15/2029 (c)	1,500,000	1,424,690
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)(d)	1,895,000	1,909,358
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)(d)	300,000	309,757
Perrigo Finance Unlimited Co 6.125% 9/30/2032	345,000	343,837
		8,294,105
TOTAL HEALTH CARE		24,367,244

Industrials - 13.3%
Aerospace & Defense - 1.8%
Hexcel Corp 4.95% 8/15/2025 (g)	269,000	268,067
Spirit AeroSystems Inc 9.375% 11/30/2029 (c)(d)	631,000	678,613
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)	597,000	663,208
TransDigm Inc 4.875% 5/1/2029 (d)	2,025,000	1,930,362
TransDigm Inc 6.875% 12/15/2030 (c)	2,560,000	2,637,019
Triumph Group Inc 9% 3/15/2028 (c)	450,000	471,105
		6,648,374
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (c)(d)	843,000	854,064
Building Products - 0.7%
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (c)	300,000	319,344
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)(d)	375,000	384,599
Griffon Corp 5.75% 3/1/2028	1,281,000	1,265,288
Masterbrand Inc 7% 7/15/2032 (c)	250,000	256,379
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)(d)	240,000	244,314
		2,469,924
Commercial Services & Supplies - 3.8%
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	1,356,000	1,388,537
Artera Services LLC 8.5% 2/15/2031 (c)	1,250,000	1,242,074
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	400,000	424,365
Brink's Co/The 6.5% 6/15/2029 (c)	590,000	601,577
GEO Group Inc/The 10.25% 4/15/2031	1,208,000	1,322,395
GEO Group Inc/The 8.625% 4/15/2029	1,220,000	1,290,417
GFL Environmental Inc 4% 8/1/2028 (c)	3,780,000	3,597,448
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	700,000	649,548
Williams Scotsman Inc 4.625% 8/15/2028 (c)(d)	2,803,000	2,697,482
		13,213,843
Construction & Engineering - 0.7%
Arcosa Inc 4.375% 4/15/2029 (c)	287,000	272,025
Arcosa Inc 6.875% 8/15/2032 (c)(d)	1,035,000	1,066,432
Dycom Industries Inc 4.5% 4/15/2029 (c)(d)	1,125,000	1,061,725
		2,400,182
Electrical Equipment - 0.3%
EnerSys 4.375% 12/15/2027 (c)(d)	1,238,000	1,182,041
Ground Transportation - 1.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)	418,000	411,607
Brightline East LLC 11% 1/31/2030 (c)(d)	500,000	468,386
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)(d)	965,000	970,310
RXO Inc 7.5% 11/15/2027 (c)	1,850,000	1,909,213
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (c)	300,000	311,862
		4,071,378
Industrial Conglomerates - 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (c)	450,000	438,020
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)	213,000	203,882
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)	500,000	517,930
		1,159,832
Machinery - 1.4%
Allison Transmission Inc 3.75% 1/30/2031 (c)	2,683,000	2,411,603
Allison Transmission Inc 5.875% 6/1/2029 (c)	93,000	93,578
Chart Industries Inc 7.5% 1/1/2030 (c)	15,000	15,670
Esab Corp 6.25% 4/15/2029 (c)	2,000,000	2,034,646
Trinity Industries Inc 7.75% 7/15/2028 (c)	500,000	521,887
		5,077,384
Passenger Airlines - 1.9%
Allegiant Travel Co 7.25% 8/15/2027 (c)(d)	1,768,000	1,760,843
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)(d)	285,000	291,907
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	322,817	322,666
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)	1,875,000	1,972,553
United Airlines Holdings Inc 4.875% 1/15/2025 (d)	369,000	368,183
United Airlines Inc 4.375% 4/15/2026 (c)(d)	1,542,900	1,520,771
United Airlines Inc 4.625% 4/15/2029 (c)	538,000	517,053
		6,753,976
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)	385,000	395,494
Trading Companies & Distributors - 1.0%
Alta Equipment Group Inc 9% 6/1/2029 (c)	200,000	189,728
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)	1,372,000	1,405,993
BlueLinx Holdings Inc 6% 11/15/2029 (c)(d)	1,550,000	1,515,355
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)	465,000	493,748
		3,604,824
TOTAL INDUSTRIALS		47,831,316

Information Technology - 2.6%
Communications Equipment - 0.1%
Viasat Inc 5.625% 4/15/2027 (c)(d)	223,000	212,775
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (c)	165,000	174,568
Insight Enterprises Inc 6.625% 5/15/2032 (c)	250,000	255,735
Lightning Power LLC 7.25% 8/15/2032 (c)	305,000	317,940
Sensata Technologies Inc 6.625% 7/15/2032 (c)(d)	340,000	346,904
		1,095,147
IT Services - 0.5%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)	605,000	589,572
Sabre GLBL Inc 10.75% 11/15/2029 (c)	353,000	356,001
Sabre GLBL Inc 8.625% 6/1/2027 (c)	783,000	773,892
Sabre GLBL Inc 9.25% 4/15/2025 (c)	900	901
		1,720,366
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 4.75% 4/15/2029 (c)	1,750,000	1,696,285
Software - 1.2%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (c)	300,000	307,891
Clarivate Science Holdings Corp 4.875% 7/1/2029 (c)	250,000	234,028
Cloud Software Group Inc 6.5% 3/31/2029 (c)	1,009,000	991,198
Cloud Software Group Inc 8.25% 6/30/2032 (c)	800,000	833,509
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (c)	265,000	262,392
Gen Digital Inc 5% 4/15/2025 (c)	193,000	192,474
Gen Digital Inc 6.75% 9/30/2027 (c)	10,000	10,204
PTC Inc 3.625% 2/15/2025 (c)	440,000	438,031
SS&C Technologies Inc 6.5% 6/1/2032 (c)	1,000,000	1,023,190
		4,292,917
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.125% 7/15/2029	203	175
Xerox Corp 4.8% 3/1/2035	250,000	152,060
Xerox Holdings Corp 5% 8/15/2025 (c)	36,000	35,706
		187,941
TOTAL INFORMATION TECHNOLOGY		9,205,431

Materials - 6.8%
Chemicals - 2.8%
Axalta Coating Systems LLC 3.375% 2/15/2029 (c)(d)	1,050,000	965,573
Chemours Co/The 5.75% 11/15/2028 (c)	1,120,000	1,059,881
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (c)	2,805,000	2,730,674
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)	550,000	563,849
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	900,000	956,750
Rain Carbon Inc 12.25% 9/1/2029 (c)(d)	3,405,000	3,654,033
		9,930,760
Construction Materials - 0.2%
Eco Material Technologies Inc 7.875% 1/31/2027 (c)	165,000	166,945
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	600,000	638,368
		805,313
Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	360,000	358,590
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)	485,000	487,434
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)	500,000	505,096
Graphic Packaging International LLC 6.375% 7/15/2032 (c)	2,039,000	2,076,934
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)	730,000	747,299
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc 4.375% 10/15/2028 (c)(d)	1,000,000	946,557
Sealed Air Corp 6.5% 7/15/2032 (c)(d)	2,219,000	2,259,185
		7,381,095
Metals & Mining - 1.7%
Arsenal AIC Parent LLC 8% 10/1/2030 (c)	170,000	178,866
ATI Inc 7.25% 8/15/2030 (d)	1,824,000	1,906,808
Carpenter Technology Corp 7.625% 3/15/2030 (d)	540,000	559,624
Century Aluminum Co 7.5% 4/1/2028 (c)	405,000	409,948
Cleveland-Cliffs Inc 5.875% 6/1/2027 (d)	676,000	677,280
Cleveland-Cliffs Inc 7% 3/15/2032 (c)(d)	1,297,000	1,303,591
Constellium SE 6.375% 8/15/2032 (c)	500,000	497,669
SunCoke Energy Inc 4.875% 6/30/2029 (c)	550,000	508,193
		6,041,979
Paper & Forest Products - 0.1%
LABL Inc 9.5% 11/1/2028 (c)	325,000	328,369
TOTAL MATERIALS		24,487,516

Real Estate - 6.2%
Diversified REITs - 1.4%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (c)	2,732,000	2,571,444
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	1,810,000	1,922,933
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (c)	550,000	514,203
		5,008,580
Health Care REITs - 0.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)	545,000	517,246
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,546,000	1,008,951
		1,526,197
Hotel & Resort REITs - 1.8%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (c)	2,500,000	2,400,195
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)	210,000	215,000
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (c)	3,000,000	3,048,904
Service Properties Trust 5.25% 2/15/2026	181,000	177,176
Service Properties Trust 8.375% 6/15/2029	641,000	636,525
Service Properties Trust 8.625% 11/15/2031 (c)	100,000	105,503
		6,583,303
Real Estate Management & Development - 2.0%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)(d)	1,496,000	1,394,015
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (c)	28,000	28,305
Cushman & Wakefield US Borrower LLC 8.875% 9/1/2031 (c)	535,000	577,833
Five Point Operating Co LP / Five Point Capital Corp 11% 1/15/2028 (c)(g)	2,450,000	2,501,830
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)	130,000	137,599
Howard Hughes Corp/The 4.125% 2/1/2029 (c)	1,300,000	1,215,835
Howard Hughes Corp/The 4.375% 2/1/2031 (c)	550,000	498,521
Kennedy-Wilson Inc 4.75% 2/1/2030	306,000	277,565
Kennedy-Wilson Inc 4.75% 3/1/2029	470,000	434,788
		7,066,291
Retail REITs - 0.4%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.5% 4/1/2027 (c)	436,000	419,653
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (c)	882,000	875,764
		1,295,417
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (c)	900,000	838,292
TOTAL REAL ESTATE		22,318,080

Utilities - 1.7%
Electric Utilities - 1.0%
NRG Energy Inc 3.375% 2/15/2029 (c)(d)	1,834,000	1,677,124
PG&E Corp 5.25% 7/1/2030	1,840,000	1,807,842
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(d)	100,000	103,735
		3,588,701
Gas Utilities - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (c)	1,821,000	1,871,667
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (c)	556,000	550,933
		2,422,600
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (c)	395,000	400,192
Calpine Corp 5.25% 6/1/2026 (c)	35,000	34,802
Sunnova Energy Corp 11.75% 10/1/2028 (c)	200,000	158,446
		593,440
TOTAL UTILITIES		6,604,741

TOTAL UNITED STATES		297,594,545
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)	330,000	353,418
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $348,342,408)		354,091,916

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.64	2,464,674	2,465,166
Fidelity Securities Lending Cash Central Fund (i)(j)	4.64	32,381,699	32,384,938
TOTAL MONEY MARKET FUNDS (Cost $34,850,104)			34,850,104

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $383,298,741)	389,061,332
NET OTHER ASSETS (LIABILITIES) - (7.9)% (h)	(28,398,268)
NET ASSETS - 100.0%	360,663,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	52	Mar 2025	6,214,000	99,223	99,223

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	29	Mar 2025	3,224,438	(14,089)	(14,089)

TOTAL FUTURES CONTRACTS					85,134
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $119,312 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $323,347,837 or 89.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Includes $191,700 of cash collateral to cover margin requirements for futures contracts.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,485,704	52,500,015	53,520,553	52,734	-	-	2,465,166	0.0%
Fidelity Securities Lending Cash Central Fund	18,003,768	70,138,310	55,757,140	13,355	-	-	32,384,938	0.1%
Total	21,489,472	122,638,325	109,277,693	66,089	-	-	34,850,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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